OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING LEASES
Schedule of future minimum lease payments

2021	$9,458,877
2022	8,761,841
2023	8,255,974
2024	7,890,413
2025	7,499,239
Thereafter	51,835,381
$93,701,725